SHARE-BASED COMPENSATION - Restricted Stock Activity (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands		12 Months Ended
	Jul. 22, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Weighted average grant-date fair value per share (RMB)
Total share based compensation expense		¥ 283,376	¥ 296,487	¥ 336,616
Settlement of liability-classified restricted share award		¥ 10,970	¥ 16,929	¥ 12,914
Restricted shares
Number of Shares
Outstanding, beginning		47,437,976	48,996,888	38,534,512
Granted (in shares)		20,106,013	22,246,544	31,194,120
Vested (in shares)		(15,888,952)	(18,907,368)	(4,788,176)
Forfeited (in shares)		(9,163,941)	(4,898,088)	(15,943,658)
Outstanding, ending		42,491,096	47,437,976	48,996,888
Weighted average grant-date fair value per share (RMB)
Outstanding, beginning		¥ 13	¥ 16.4	¥ 32.2
Granted (in RMB per share)		29.9	11.3	11.9
Vested (in RMB per share)		16.7	16	16.1
Forfeited (in RMB per share)		16.1	27.5	45.9
Outstanding, ending		¥ 18.9	¥ 13	¥ 16.4
Total share based compensation expense		¥ 283,376	¥ 296,487	¥ 336,616
Total unrecognized compensation expense		¥ 436,133
Weighted average period over which unrecognized compensation expense is expected to be recognized		1 year 9 months 10 days
Intrinsic value of restricted shares vested		¥ 355,641	¥ 201,716	¥ 56,674
Intrinsic value of unvested restricted shares		¥ 1,740,496
Restricted share units in the modification
Number of Shares
Granted (in shares)	8,239,864	911,941
Forfeited (in shares)	(9,820,069)	(911,941)